DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 764,959,131	$ 692,298,895
Employee contributions receivable	(6,036)	(1,192,741)
Employer contribution receivable	(16,743,037)	(18,750,919)
Excess contributions refundable	9,117	4,141
Net assets available for benefits per the Form 5500	$ 748,219,175	$ 672,359,376